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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2005
                                               ------------------------


Check here if Amendment [ ]; Amendment Number:
                                               ------------------------
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      115 East Putnam Avenue
              Suite 100
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

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
Signature, Place, and Date of Signing:
/s/ James E. Buck II                            Greenwich, Connecticut                  November 15, 2005
------------------------------------            ----------------------                  -----------------
            [Signature]                              [City, State]                            [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:

Number of Other Included Managers:                      0
                                                  ------------

Form 13F Information Table Entry Total:                23
                                                  ------------

Form 13F Information Table Value Total:            $ 112,150
                                                  ------------
                                                   (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None
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            FORM 13F INFORMATION TABLE (SEPTEMBER 30, 2005 - PUBLIC)

                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     VALUE    SHRS OR SH/   PUT/   INVESTMENT OTHER     SOLE   SHARED NONE
                                                               (X1000)  PRN     PRN   CALL   DISCRETION MANAGERS
                                                                        AMOUNT

AMERICAN TOWER CORP CL A COM        OPTIONS - CALLS  029912901    624    25000  SH    CALL   SOLE                  25000   0    0
ARGOSY GAMING CORP COM              COMMON STOCK     040228108   7647   162700  SH           SOLE                 162700   0    0
DREYERS GRAND ICE CREAM             COMMON STOCK     261877104  45074   549082  SH           SOLE                 549082   0    0
ELAN CORP PLC ADR (REPR 1 ORD)      OPTIONS - CALLS  284131908     89    10000  SH    CALL   SOLE                  10000   0    0
ELECTRONICS BOUTIQUE HLDGS COM      COMMON STOCK     286045109  12072   192104  SH           SOLE                 192104   0    0
FEDERATED DEPT. STORES INC DEL      COMMON STOCK     31410H101    751    11231  SH           SOLE                  11231   0    0
GABLES RESIDENTIAL TR COM           REITS/RICS       362418105   7119   162900  SH           SOLE                 162900   0    0
GLOBIX CORP COM NEW                 COMMON STOCK     37957F200     20    10200  SH           SOLE                  10200   0    0
GUIDANT CORP COM                    COMMON STOCK     401698105   1908    27700  SH           SOLE                  27700   0    0
HELIX TECHNOLOGY CORP COM           COMMON STOCK     423319102   1475   100000  SH           SOLE                 100000   0    0
HOUSTON EXPLORATION CO COM          COMMON STOCK     442120101    471     7000  SH           SOLE                   7000   0    0
NEWS CORP CL A COM                  COMMON STOCK     65248E104    390    25000  SH           SOLE                  25000   0    0
NITROMED INC                        COMMON STOCK     654798503    180    10000  SH           SOLE                  10000   0    0
NORTH FORK BANCORPORATION           COMMON STOCK     659424105   1275    50000  SH           SOLE                  50000   0    0
PETROKAZAKHSTAN INC COM             COMMON STOCK     71649P102   3979    73100  SH           SOLE                  73100   0    0
PETROKAZAKHSTAN INC COM             OPTIONS - CALLS  71649P902   2531    46500  SH    CALL   SOLE                  46500   0    0
PETROKAZAKHSTAN INC COM             OPTIONS - CALLS  71649P902   6858   126000  SH    CALL   SOLE                 126000   0    0
PETROKAZAKHSTAN INC COM             OPTIONS - CALLS  71649P902  12394   227700  SH    CALL   SOLE                 227700   0    0
PRIORITY HEALTHCARE CORP CL-B       COMMON STOCK     74264T102   4179   150000  SH           SOLE                 150000   0    0
QWEST COMMUN INTL COM               OPTIONS - CALLS  749121909    102    25000  SH    CALL   SOLE                  25000   0    0
S&P DEPOSITORY RECEIPTS TR U        OPTIONS - PUTS   78462F953   2461    20000  SH    PUT    SOLE                  20000   0    0
TELUS CORPORATION NON-VTG COM       COMMON STOCK     87971M202    204     5000  SH           SOLE                   5000   0    0
TOMMY HILFIGER CORP                 COMMON STOCK     G8915Z102    347    20000  SH           SOLE                  20000   0    0
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